Average Annual Total Returns - Emerging Markets Fund	Fund Shares 1 Year	Fund Shares 5 Years	Fund Shares 10 Years	Fund Shares Return After Taxes on Distributions 1 Year	Fund Shares Return After Taxes on Distributions 5 Years	Fund Shares Return After Taxes on Distributions 10 Years	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Inst. Shares 1 Year	Inst. Shares 5 Years	Inst. Shares 10 Years	Class A 1 Year	Class A 5 Years	Class A 10 Years	MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes excluding foreign withholding taxes) 1 Year	MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes excluding foreign withholding taxes) 5 Years	MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes excluding foreign withholding taxes) 10 Years	Lipper Emerging Markets Funds Index (reflects no deduction for taxes) 1 Year	Lipper Emerging Markets Funds Index (reflects no deduction for taxes) 5 Years	Lipper Emerging Markets Funds Index (reflects no deduction for taxes) 10 Years
Total	16.75%	11.45%	1.61%	16.66%	11.46%	1.59%	10.32%	9.32%	1.43%	16.99%	11.70%	1.86%	9.76%	9.90%	0.73%	18.31%	12.81%	3.63%	20.52%	13.42%	4.22%